CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	1 Months Ended
Feb. 28, 2015 USD ($) $ / shares
Statement of Stockholders' Equity [Abstract]
Issuance expenses | $	$ 491
Share, price per share | $ / shares	$ 4.46